Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)	12 Months Ended
Dec. 31, 2023
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)

Note 12: Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)

12.1 Share subscription warrants

Changes in the number of warrants outstanding over the 2022 and 2023 financial years are analyzed as follows:

							Maximum
							number of
		Number of warrants outstanding					shares that
	Allocation						may be
Type	date	12/31/2021	Allocated	Exercised	Expired	12/31/2022	subscribed
BSA2018	9/10/2018	442,477	—	—	—	442,477	442,477
BSA2020	4/7/2020	2,492,871	—	(22,902)	—	2,469,969	2,469,969
BSA2021	6/17/2022	—	398,476	—	—	398,476	398,476
Total		2,935,348	398,476	(22,902)	—	3,310,922	3,310,922

							Maximum
							number of
		Number of warrants outstanding					shares that
	Allocation						may be
Type	date	12/31/2022	Allocated	Exercised	Expired	12/31/2023	subscribed
BSA2018	9/10/2018	442,477	—	—	—	442,477	442,477
BSA2020	4/7/2020	2,469,969	—	(9,556)	—	2,460,413	2,460,413
BSA2021	6/17/2022	398,476	—	—	—	398,476	398,476
BSA2022	4/14/2023	—	927,223	—	—	927,233	927,223
Pre-funded warrants2023-07	7/18/2023	—	828,334	(828,334)	—	—	—
BSA2023-07	7/18/2023	—	1,333,334	—	—	1,333,334	133,333,400
BSAR2023-11	11/17/2023	—	210,733,954	(2,477,006)	—	208,256,948	208,256,948
Total		3,310,922	213,822,845	(3,314,896)	—	213,818,871	345,818,937

On June 17, 2022, the Company allocated 398,476 BSA2021 to its directors, each one entitling them to subscribe for one new ordinary share with a par value of one euro cent (0.01 euro). The issue price is 0.0048 euro and the exercise price is 0.0967 euro. The BSA2021 exercise period is divided into 3 segments: 1/3 of the warrants are exercisable immediately, 1/3 of the warrants are exercisable 1 year after the allocation date and 1/3 of the warrants are exercisable 2 years after the award date. No condition of presence is attached to the BSA2021 warrants.

On April 14, 2023, the Company allocated 927,333 BSA2022 to its directors, each one entitling them to subscribe for one new ordinary share with a par value of one euro cent (0.01 euro). The issue price is 0.0027 euro and the exercise price is 0.0544 euro. The BSA2022 exercise period is divided into 3 segments: 1/3 of the warrants are exercisable immediately, 1/3 of the warrants are exercisable 1 year after the allocation date and 1/3 of the warrants are exercisable 2 years after the award date. No condition of presence is attached to the BSA2022 warrants.

As part of the July 2023 registered direct proposal, the Company issued 828,334 pre-funded warrants representing 82,833,400 new ordinary shares, which were exercised during the year. The Company also issued 1,333,334 ordinary warrants (the “BSA2023-07 “), entitling their holders to subscribe to American Depositary Shares (ADSs) at an exercise price of €2.67 per ADS, representing 133,333,400 additional potential new ordinary shares. These warrants could be exercised immediately and will expire three years after issue, i.e. on July 21, 2026. By December 31, 2023, no warrants had yet been exercised.

The Company issued 210,733,954 redeemable share subscription warrants (the “BSAR2023”) as part of the capital increase with shareholder preferential subscription rights operation. Each BSAR may be exercised at any time up to December 31, 2026, and will entitle the holder to subscribe for one new ordinary share in return for payment of an exercise price of 0.012 euros. By December 31, 2023, 2,477,006 BSARs had been exercised.

12.2. Business creator share subscription warrants (“BSPCE”)

		Plan features				Assumptions
								Initial IFRS2 total
								valuation
	Allocation	Total number of					Risk-	(Black& Scholes) (in
Type	date	warrants allocated	Maturity date	Expected term	Exercise price	Volatility	free rate	thousands of euros)
BSPCE2019-1	4/3/2020	1,333,333	4/3/2026	2 years	€0.27	48.36%	(0.62)%	674
BSPCE2019-2	4/3/2020	666,667	4/3/2026	4 years	€0.27	53.32%	(0.56)%	356
BSPCE2020-1	12/22/2020	999,393	12/22/2026	2 years	€0.47	57.80%	(0.77)%	508
BSPCE2020-2	12/22/2020	499,696	12/22/2026	4 years	€0.47	57.91%	(0.77)%	284
BSPCE2021-1	9/15/2021	2,919,415	9/15/2027	1 year	€0.73	79.11%	(0.73)%	677
BSPCE2021-2	9/15/2021	1,459,707	9/15/2027	2 years	€0.73	106.04%	(0.75)%	595

The change in the number of BSPCEs outstanding over the 2022 and 2023 financial years can be analyzed as follows:

		Number of warrants outstanding					Maximum
							number of
	Allocation						shares that may
Type	date	12/31/2021	Allocated	Exercised	Expired	12/31/2022	be subscribed
BSPCE2019-1	04/03/2020	875,673	—	(2,152)	(42,223)	831,298	831,298
BSPCE2020-2	04/03/2020v	594,545	—		(4,303)	590,542	590,542
BSPCE2021-1	12/22/2020	725,250	—		(84,447)	640,803	640,803
BSPCE2021-2	12/22/2020	362,625	—		(8,607)	354,018	354,018
BSPCE2019-1	9/15/2021	2,873,769	—		(292,376)	2,581,393	2,581,393
BSPCE2019-2	9/15/2021	1,436,885	—		(146,188)	1,290,697	1,290,697
Total		6,868,747	—	(2,152)	(578,144)	6,288,451	6,288,451

		Number of warrants outstanding					Maximum
							number of
	Allocation						shares that may
Type	date	12/31/2022	Allocated	Exercised	Expired	12/31/2023	be subscribed
BSPCE2019-1	04/03/2020	831,298	—	—	(76,470)	754,828	754,828
BSPCE2020-2	04/03/2020v	590,542	—	—	(38,235)	552,307	552,307
BSPCE2021-1	12/22/2020	640,803	—	—	(155,810)	484,993	484,993
BSPCE2021-2	12/22/2020	354,018	—	—	(78,280)	275,738	275,738
BSPCE2019-1	9/15/2021	2,581,393	—	—	(591,386)	1,990,007	1,990,007
BSPCE2019-2	9/15/2021	1,290,697	—	—	(295,693)	995,004	995,004
Total		6,288,451	—	—	(1,235,874)	5,052,877	5,052,877

The vesting period for the BSPCE plans is as follows:

Type	Vesting period
BSPCE2017-1	1/3 to 07/21/2017 1/3 to 07/21/2018 1/3 to 07/21/2019
BSPCE2017-2	1/3 to 07/21/2017 1/3 to 07/21/2018 1/3 to 07/21/2019
BSPCE2019-1	1/3 to 4/10/2020 1/3 to 4/10/2022 1/3 to 4/10/2024
BSPCE2019-2	1/3 to 4/10/2020 1/3 to 4/10/2022 1/3 to 4/10/2024
BSPCE2020-1	1/3 to 12/22/2020 1/3 to 12/22/2022 1/3 to 12/22/2024
BSPCE2020-2	1/3 to 12/22/2020 1/3 to 12/22/2022 1/3 to 12/22/2024
BSPCE2021-1	1/3 to 9/15/2021 1/3 to 9/15/2022 1/3 to 9/15/2023
BSPCE2021-2	1/3 to 9/15/2021 1/3 to 9/15/2022 1/3 to 9/15/2023

The parameters used to value the BSPCEs issued in 2022 and 2023 are as follows:

		Plan features				Assumptions
		Total						Initial IFRS2 total
		number of						valuation (Black &
	Allocation	warrants		Expected	Exercise			Scholes) (in
Type	date	allocated	Maturity date	term	price	Volatility	Risk-free rate	thousands of euros)
BSPCE2019-1	4/3/2020	1,333,333	4/3/2026	2 years	€0.27	48.36%	(0.62)%	674
BSPCE2019-2	4/3/2020	666,667	4/3/2026	4 years	€0.27	53.32%	(0.56)%	356
BSPCE2020-1	12/22/2020	999,393	12/22/2026	2 years	€0.47	57.80%	(0.77)%	508
BSPCE2020-2	12/22/2020	499,696	12/22/2026	4 years	€0.47	57.91%	(0.77)%	284
BSPCE2021-1	9/15/2021	2,919,415	9/15/2027	1 year	€0.73	79.11%	(0.73)%	677
BSPCE2021-2	9/15/2021	1,459,707	9/15/2027	2 years	€0.73	106.04%	(0.75)%	595

12.3. Allocation of bonus shares (“AGA”)

		Plan features			Assumptions
							Total initial
		Total number					IFRS2 valuation
		of bonus					(Black & Scholes)
	Allocation	shares	Maturity	Exercise			(in thousands
Type	date	allocated	date	price	Volatility	Risk-free rate	of euros)
AGA2021-2	4/25/2021	1,591,334	N/A	N/A	N/A	N/A	271
AGA2022	4/14/2023	18,904,158	N/A	N/A	N/A	N/A	775
Total		20,495,492					1,046

The change in the number of AGAs under acquisition over the 2022 and 2023 financial years can be analyzed as follows:

		Number of bonus shares under acquisition					Maximum
							number of
	Allocation						shares that may
Type	date	12/31/2021	Allocated	Acquired	Expired	12/31/2022	be subscribed
AGA2020	12/22/2020	2,500,911	—	(2,500,911)	—	—	—
AGA2021-1	9/15/2021	6,631,068	—	(6,631,068)	—	—	—
AGA2021-2	4/25/2023	—	1,591,334	—	—	1,591,334	1,591,334
Total		9,131,979	(1,591,334)	(9,131,979)	—	1,591,334	1,591,334

		Number of bonus shares under acquisition					Maximum
							number of
	Allocation						shares that may be
Type	date	December 12, 2021	Allocated	Acquired	Expired	December 31, 2023	acquired
AGA2021-2	4/25/2021	1,591,334	—	(1,578,960)	(12,374)	—	—
AGA2022	4/14/2023	—	18,904,158	—	(19,455)	18,884,703	18,884,703
Total		1,591,334	18,904,158	(1,578,960)	(12,374)	18,884,703	18,884,703

On April 14, 2023, the Company allocated 18,904,158 AGA2022 entitling beneficiaries to receive one free ordinary share in the Company. As the AGAs2022 are subject to a one-year presence condition followed by a one-year holding period, 19,455 AGAs2022 were cancelled during the year due to the departure of employees.

12.4. Share-based payment expenses as accounted for on December 31, 2022 and December 31, 2023

	DECEMBER 31, 2022				DECEMBER 31, 2023
		Cumulative				Cumulative
	Probabilized	expense at	Expense	Accumulated		expense at	Expense	Accumulated
in thousands	cost of plan	beginning of	for the	cost of plan	Probablilized cost	beginning of	for the	expense to
of euros	to date	financial year	period	to date	of the date	financial year	period	date
BSA2021	17	—	17	17	17	17	—	17
BSA2022	—	—	—	—	12	—	12	12
BSPCE2019--1	640	570	74	644	640	644	—	644
BSPCE2019-2	320	113	98	212	320	212	65	277
BSPCE2020-1	218	341	97	437	437	437	—	437
BSPCE2020-2	435	43	58	101	435	101	23	124
BSPCE2021-1	838	339	209	548	838	548	—	548
BSPCE2021-2	419	169	251	420	419	420	73	493
AGA2020-1	2,311	1,184	1,117	2,301	2,301	2,301	—	2,301
AGA2021-1	4,936	1,447	3,460	4,907	4,907	4,907	—	4,907
AGA2021-2	271	—	186	186	271	186	86	271
AGA2022	—	—	—	—	775	—	553	553
Sub-total			5,667				812
Social contribution (1)			171				14
Total			5,738				826

	DECEMBER 31, 2021
		Cumulative
	Probable	expenses -	Expense
	cost of	beginning	for the	Cumulative expense
Type	the plan	of period	period	to date
Warrants 2021	153	153	—	153
Founders’ warrants2017-1	347	347	—	347
Founders’ warrants2017-2	369	369	—	369
Founders’ warrants2019-1	640	447	124	570
Founders’ warrants2019-2	320	52	62	113
Founders’ warrants2020-1	218	257	84	341
Founders’ warrants2020-2	435	1	42	43
Founders' warrants2021-1	838	—	339	339
Founders' warrants2021-2	419	—	169	169
Free shares 2020	2,311	28	1,155	1,184
Free shares 2021-1	4,936	—	1,447	1,447
Free shares 2021-2	—	—	—	—
Sub-total			3,422
Social contribution (1)			308
Total			3,730

Bonus shares are subject to an additional social security contribution payable on allocation of the bonus shares at the end of the vesting period. It is accounted for on a straight-line basis over the vesting period and revalued in line with the Company’s share price at the end of each financial year. This social security contribution, recorded under social security and other social bodies liabilities (see Note 15.2), amounted to 14 thousand euros on December 31, 2023.